As filed with the Securities and Exchange Commission on

September 22, 2017

Securities Act File No.  033-00488

Investment Company Act File No.  811-04416

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

(Check appropriate box or boxes)

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-effective Amendment No. 124	☒

AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 125	☒

PNC FUNDS

(Exact Name of Registrant as Specified in Charter)

One East Pratt Street, 5th Floor

Baltimore, Maryland 21202

(Address of Principal Executive Offices)

1-800-622-3863

(Registrant’s Telephone Number)

John M. Loder, Esq.

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, Massachusetts 02199-3600

(617) 951-7405

(Name and Address of Agent for Service)

Copies of Communications to:

Thomas R. Rus

PNC Capital Advisors, LLC

One East Pratt Street, 5th Floor

Baltimore, MD 21202

(410) 237-5232

It is proposed that this filing will become effective (check applicable box):

☐ immediately upon filing pursuant to paragraph (b)

☒ on September 28, 2017 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 124 to the Registration Statement of PNC Funds (the “Registrant”) is to designate a new effective date of the Post-Effective Amendment No. 123, which was filed on July 26, 2017 (Accession No. 0001104659-17-047030). Parts A, B and C of Post-Effective Amendment No. 123 are unchanged and hereby incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 124 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland, on the 22nd day of September, 2017.

PNC FUNDS
Registrant

/s/ Jennifer E. Spratley
Jennifer E. Spratley
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 124 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*/s/ John G. Drosdick	Trustee and Chairman of the Board	September 22, 2017
John G. Drosdick

*/s/ Dorothy A. Berry	Trustee	September 22, 2017
Dorothy A. Berry

*/s/ Maryann Bruce	Trustee	September 22, 2017
Maryann Bruce

*/s/ Mark Hancock	Trustee	September 22, 2017
Mark Hancock

*/s/ Stephen M. Todd	Trustee	September 22, 2017
Stephen M. Todd

*/s/ Dale C. LaPorte	Trustee	September 22, 2017
Dale C. LaPorte

*/s/ L. White Matthews, III	Trustee	September 22, 2017
L. White Matthews, III

*/s/ Edward D. Miller, M.D.	Trustee	September 22, 2017
Edward D. Miller, M.D.

/s/ Jennifer E. Spratley	President	September 22, 2017
Jennifer E. Spratley

/s/ John Kernan	Treasurer	September 22, 2017
John Kernan

*By:	/s/ Thomas R. Rus
Thomas R. Rus
Attorney-in-Fact